STOCKHOLDERS' EQUITY (Details 1)	3 Months Ended
Mar. 31, 2025 USD ($) shares
Subsequent Events [Abstract]
Cash payment received from employee withholdings	$ 51,781
Cash from employee withholdings used to purchase shares under ESPP
Cash and ESPP employee withholding liability	$ 51,781
Cash from employee withholdings used to purchase ESPP shares | shares
Stock based compensation expense	$ 21,644
Total increase to equity for three months ended March 31, 2025	$ 21,644